NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
NET LOSS PER SHARE
11	NET LOSS PER SHARE

Basic loss per share is based on the weighted-average number of common shares outstanding during each period. Diluted loss per share is based on basic shares as determined above plus common stock equivalents. The computation of diluted net loss per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share. For the years ended December 31, 2019 and 2018 all warrants, options and convertible debt securities were excluded from the computation of diluted net loss per share.

Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive for the three months ended March 31, 2020 and 2019 are as follows:

	Three months ended March 31, 2020 (Shares)	Three months ended March 31, 2019 (Shares)

Convertible debt	44,283,120	19,618,283
Stock options	100,000	200,000
Warrants to purchase shares of common stock	1,852,775	852,775
	46,235,895	8,843,970

13	NET LOSS PER SHARE

Basic loss per share is based on the weighted-average number of common shares outstanding during each period. Diluted loss per share is based on basic shares as determined above plus common stock equivalents. The computation of diluted net loss per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share. For the years ended December 31, 2019 and 2018 all warrants options and convertible debt securities were excluded from the computation of diluted net loss per share.

Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive for the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019 (Shares)	Year ended December 31, 2018 (Shares)

Convertible debt	28,557,283	7,791,195
Stock options	100,000	200,000
Warrants to purchase shares of common stock	852,775	852,775
	29,510,058	8,843,970